SKK Access Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Fair Value
	PRIVATE FINANCING - 7.9%
	STRUCTURED NOTE - 7.9%
7,014,276	Oceana Australian Fixed Income Trust, Class A Notes (a)	10.000	$6,971,610

	TOTAL PRIVATE FINANCING - (Cost $7,014,276)		6,971,610

Units			Fair Value
	PRIVATE FUNDS - 79.5%
	SPECIALTY FINANCE - 79.5%
5,216,909	BasePoint Income Solutions Evergreen Fund, L.P. (a)		5,251,322
8,385,888	CoVenture Credit Opportunities Partners Fund, L.P. (a)		8,390,299
10,203,954	Delgatto Diamond Finance Fund QP, L.P. (a)		10,346,605
2,014,903	AIG First Principles Alternative Income Fund, LLC, Series 2020-1 (a)		1,918,557
11,477,013	SKK-Highmore Trade and Specialty Finance Fund, L.P. (a)		11,548,022
13,000,000	Sundance Debt Partners, LLC (a)		13,000,000
4,048,247	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (a)		4,003,933
6,394,972	Brevet Direct Lending - Short Duration Fund, L.P. (a)		6,426,832
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (a)		2,021,194
2,143,389	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (a)		2,160,864
688,411	Brevet Direct Lending - SDF Co-Investment - State Government Vendor Financing (a)		634,319
4,023,314	Brevet Direct Lending - Intermediate Duration Fund, L.P. - Loan (a)		4,025,145
25,199	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $9.00 Warrants (a)		26,060
43,010	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $7.25 Warrants (a)		45,866
180,109	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $6.00 Warrants (a)		191,530
	TOTAL PRIVATE FUNDS - (Cost $69,906,339)		69,990,548
Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 10.4%
9,151,165	MONEY MARKET FUNDS - 10.4% Federated Hermes Treasury Obligations Fund, Institutional Class (b)	4.650	9,151,165
	TOTAL SHORT TERM INVESTMESTS - (Cost $9,151,165)		9,151,165
	TOTAL INVESTMENTS - 97.8% - (Cost $86,071,780)		86,113,323
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		1,889,172
	NET ASSETS - - 100.0%		$88,002,495

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the total market value of 144A securities is $76,962,158 or 87.4% of net assets.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SKK Access Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

March 31, 2023

SALE CONTRACTS	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Australian Dollar Futures - June 2023 (a)	(118)	6/30/2023	$7,907,180	-	$(88,952)
TOTAL SALES CONTRACTS				-	(88,952)

TOTAL FUTURES CONTRACTS				$-	$(88,952)

NET UNREALIZED DEPRECIATION					$(88,952)

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Statements of Assets and Liabilities.